Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Capital Appreciation Fund, Inc.
Entity Central Index Key	0000887509
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000006956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$134	1.17%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 28.53%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 29.78% and the Russell 1000 Growth Index returned 28.66%.
What contributed to absolute performance?
Positive contributions to the Fund’s performance over the period were led by stock selection in the information technology and consumer discretionary sectors, along with positioning in communication services. Within information technology, exposure to the semiconductors & semiconductor equipment industry contributed significantly to performance, most notably positions in Nvidia Corp. and Broadcom Inc., along with an off-benchmark position in Intel Corp. In consumer discretionary, Amazon.com Inc. within the broadline retail industry was a notable contributor as the company benefited from continued strength in its e-commerce and cloud computing businesses. Lastly, within communication services, exposure to Google parent Alphabet in the interactive media & services industry added to return, supported by resilient advertising demand, continued growth in cloud services and increasing investor enthusiasm around the company’s AI initiatives.
What detracted from absolute performance?
The largest detractors from performance over the period included stock selection in the financials sector, along with positioning in materials and real estate. Within financials, positions in Capital One Financial Corp. within the consumer finance industry and Visa Inc. within the financial services industry detracted as investor concerns regarding consumer credit trends, regulatory developments and slowing growth expectations weighed on both stocks. Within materials, positions in Newmont Corp. and Wheaton Precious Metals Corp., both in the metals & mining industry, weighed on performance as fluctuations in commodity prices and an investor rotation toward higher-growth sectors pressured both stocks. Lastly, within real estate, holdings of CoStar Group Inc. within the real estate management & development industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	28.53%	11.81%	16.70%
S&P 500 Index	29.78	14.15	15.65
Russell 1000 Growth Index	28.66	15.73	18.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,038,120,820
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 22,383,442
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,038,120,820
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$22,383,442
Portfolio Turnover Rate	99%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	56.3%
Industrials	13.4%
Communication Services	10.4%
Consumer Discretionary	8.9%
Real Estate	3.9%
Health Care	2.8%
Materials	2.0%
Consumer Staples	0.8%
Energy	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(b)Excludes short-term securities.
C000088417 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Class K Shares
Trading Symbol	BFGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$71	0.62%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 29.22%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 29.78% and the Russell 1000 Growth Index returned 28.66%.
What contributed to absolute performance?
Positive contributions to the Fund’s performance over the period were led by stock selection in the information technology and consumer discretionary sectors, along with positioning in communication services. Within information technology, exposure to the semiconductors & semiconductor equipment industry contributed significantly to performance, most notably positions in Nvidia Corp. and Broadcom Inc., along with an off-benchmark position in Intel Corp. In consumer discretionary, Amazon.com Inc. within the broadline retail industry was a notable contributor as the company benefited from continued strength in its e-commerce and cloud computing businesses. Lastly, within communication services, exposure to Google parent Alphabet in the interactive media & services industry added to return, supported by resilient advertising demand, continued growth in cloud services and increasing investor enthusiasm around the company’s AI initiatives.
What detracted from absolute performance?
The largest detractors from performance over the period included stock selection in the financials sector, along with positioning in materials and real estate. Within financials, positions in Capital One Financial Corp. within the consumer finance industry and Visa Inc. within the financial services industry detracted as investor concerns regarding consumer credit trends, regulatory developments and slowing growth expectations weighed on both stocks. Within materials, positions in Newmont Corp. and Wheaton Precious Metals Corp., both in the metals & mining industry, weighed on performance as fluctuations in commodity prices and an investor rotation toward higher-growth sectors pressured both stocks. Lastly, within real estate, holdings of CoStar Group Inc. within the real estate management & development industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	29.22%	12.54%	17.46%
S&P 500 Index	29.78	14.15	15.65
Russell 1000 Growth Index	28.66	15.73	18.86

Performance Inception Date	Aug. 15, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,038,120,820
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 22,383,442
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,038,120,820
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$22,383,442
Portfolio Turnover Rate	99%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	56.3%
Industrials	13.4%
Communication Services	10.4%
Consumer Discretionary	8.9%
Real Estate	3.9%
Health Care	2.8%
Materials	2.0%
Consumer Staples	0.8%
Energy	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(b)Excludes short-term securities.
C000006954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$190	1.67%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 27.88%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 29.78% and the Russell 1000 Growth Index returned 28.66%.
What contributed to absolute performance?
Positive contributions to the Fund’s performance over the period were led by stock selection in the information technology and consumer discretionary sectors, along with positioning in communication services. Within information technology, exposure to the semiconductors & semiconductor equipment industry contributed significantly to performance, most notably positions in Nvidia Corp. and Broadcom Inc., along with an off-benchmark position in Intel Corp. In consumer discretionary, Amazon.com Inc. within the broadline retail industry was a notable contributor as the company benefited from continued strength in its e-commerce and cloud computing businesses. Lastly, within communication services, exposure to Google parent Alphabet in the interactive media & services industry added to return, supported by resilient advertising demand, continued growth in cloud services and increasing investor enthusiasm around the company’s AI initiatives.
What detracted from absolute performance?
The largest detractors from performance over the period included stock selection in the financials sector, along with positioning in materials and real estate. Within financials, positions in Capital One Financial Corp. within the consumer finance industry and Visa Inc. within the financial services industry detracted as investor concerns regarding consumer credit trends, regulatory developments and slowing growth expectations weighed on both stocks. Within materials, positions in Newmont Corp. and Wheaton Precious Metals Corp., both in the metals & mining industry, weighed on performance as fluctuations in commodity prices and an investor rotation toward higher-growth sectors pressured both stocks. Lastly, within real estate, holdings of CoStar Group Inc. within the real estate management & development industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	27.88%	11.30%	16.30%
Investor C Shares (with sales charge)	27.05	11.30	16.30
S&P 500 Index	29.78	14.15	15.65
Russell 1000 Growth Index	28.66	15.73	18.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,038,120,820
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 22,383,442
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,038,120,820
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$22,383,442
Portfolio Turnover Rate	99%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	56.3%
Industrials	13.4%
Communication Services	10.4%
Consumer Discretionary	8.9%
Real Estate	3.9%
Health Care	2.8%
Materials	2.0%
Consumer Staples	0.8%
Energy	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(b)Excludes short-term securities.
C000006952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$105	0.92%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 28.85%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 29.78% and the Russell 1000 Growth Index returned 28.66%.
What contributed to absolute performance?
Positive contributions to the Fund’s performance over the period were led by stock selection in the information technology and consumer discretionary sectors, along with positioning in communication services. Within information technology, exposure to the semiconductors & semiconductor equipment industry contributed significantly to performance, most notably positions in Nvidia Corp. and Broadcom Inc., along with an off-benchmark position in Intel Corp. In consumer discretionary, Amazon.com Inc. within the broadline retail industry was a notable contributor as the company benefited from continued strength in its e-commerce and cloud computing businesses. Lastly, within communication services, exposure to Google parent Alphabet in the interactive media & services industry added to return, supported by resilient advertising demand, continued growth in cloud services and increasing investor enthusiasm around the company’s AI initiatives.
What detracted from absolute performance?
The largest detractors from performance over the period included stock selection in the financials sector, along with positioning in materials and real estate. Within financials, positions in Capital One Financial Corp. within the consumer finance industry and Visa Inc. within the financial services industry detracted as investor concerns regarding consumer credit trends, regulatory developments and slowing growth expectations weighed on both stocks. Within materials, positions in Newmont Corp. and Wheaton Precious Metals Corp., both in the metals & mining industry, weighed on performance as fluctuations in commodity prices and an investor rotation toward higher-growth sectors pressured both stocks. Lastly, within real estate, holdings of CoStar Group Inc. within the real estate management & development industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	28.85%	12.18%	17.05%
Investor A Shares (with sales charge)	22.09	10.97	16.42
S&P 500 Index	29.78	14.15	15.65
Russell 1000 Growth Index	28.66	15.73	18.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,038,120,820
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 22,383,442
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,038,120,820
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$22,383,442
Portfolio Turnover Rate	99%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	56.3%
Industrials	13.4%
Communication Services	10.4%
Consumer Discretionary	8.9%
Real Estate	3.9%
Health Care	2.8%
Materials	2.0%
Consumer Staples	0.8%
Energy	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(b)Excludes short-term securities.
C000006955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.67%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 29.17%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 29.78% and the Russell 1000 Growth Index returned 28.66%.
What contributed to absolute performance?
Positive contributions to the Fund’s performance over the period were led by stock selection in the information technology and consumer discretionary sectors, along with positioning in communication services. Within information technology, exposure to the semiconductors & semiconductor equipment industry contributed significantly to performance, most notably positions in Nvidia Corp. and Broadcom Inc., along with an off-benchmark position in Intel Corp. In consumer discretionary, Amazon.com Inc. within the broadline retail industry was a notable contributor as the company benefited from continued strength in its e-commerce and cloud computing businesses. Lastly, within communication services, exposure to Google parent Alphabet in the interactive media & services industry added to return, supported by resilient advertising demand, continued growth in cloud services and increasing investor enthusiasm around the company’s AI initiatives.
What detracted from absolute performance?
The largest detractors from performance over the period included stock selection in the financials sector, along with positioning in materials and real estate. Within financials, positions in Capital One Financial Corp. within the consumer finance industry and Visa Inc. within the financial services industry detracted as investor concerns regarding consumer credit trends, regulatory developments and slowing growth expectations weighed on both stocks. Within materials, positions in Newmont Corp. and Wheaton Precious Metals Corp., both in the metals & mining industry, weighed on performance as fluctuations in commodity prices and an investor rotation toward higher-growth sectors pressured both stocks. Lastly, within real estate, holdings of CoStar Group Inc. within the real estate management & development industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	29.17%	12.46%	17.36%
S&P 500 Index	29.78	14.15	15.65
Russell 1000 Growth Index	28.66	15.73	18.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,038,120,820
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 22,383,442
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,038,120,820
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$22,383,442
Portfolio Turnover Rate	99%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	56.3%
Industrials	13.4%
Communication Services	10.4%
Consumer Discretionary	8.9%
Real Estate	3.9%
Health Care	2.8%
Materials	2.0%
Consumer Staples	0.8%
Energy	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(b)Excludes short-term securities.